BUSINESS COMBINATIONS: - Acquisition date fair value of consideration transferred (Details) - Tapjoy Inc $ in Thousands	1 Months Ended
Jan. 31, 2022 USD ($)
Consideration:
Cash	$ 389,754
Fair value of share options and restricted share units assumed	1,498
Total consideration transferred	$ 391,252